UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21593

Kayne Anderson MLP Investment Company

(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC,

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2012

Date of reporting period: February 29, 2012

Item 1: Schedule of Investments

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 167.1%
Equity Investments(1) — 164.3%
Midstream MLP(2) — 110.8%
Boardwalk Pipeline Partners, LP	1,032	$28,046
Buckeye Partners, L.P.	1,405	84,033
Buckeye Partners, L.P. — Class B Units(3)(4)	865	47,087
Chesapeake Midstream Partners, L.P.	1,325	37,830
Copano Energy, L.L.C.	1,533	56,994
Crestwood Midstream Partners LP	1,826	52,663
Crestwood Midstream Partners LP — Class C Units(3)(4)	1,134	29,990
Crosstex Energy, L.P.	1,200	20,637
DCP Midstream Partners, LP	2,024	98,567
El Paso Pipeline Partners, L.P.	4,345	159,336
Enbridge Energy Partners, L.P.	3,715	120,916
Energy Transfer Partners, L.P.	1,736	82,294
Enterprise Products Partners L.P.	7,396	383,685
Exterran Partners, L.P.	2,878	68,064
Global Partners LP	1,974	43,398
Holly Energy Partners, L.P.	387	23,725
Inergy Midstream, L.P.	1,064	22,547
Magellan Midstream Partners, L.P.	2,316	169,457
MarkWest Energy Partners, L.P.	3,920	234,456
Niska Gas Storage Partners LLC	1,671	15,772
NuStar Energy L.P.	301	18,283
Oiltanking Partners, L.P.	460	14,890
ONEOK Partners, L.P.	2,397	139,520
PAA Natural Gas Storage, L.P.	1,124	21,577
Plains All American Pipeline, L.P.(5)	3,161	261,423
Regency Energy Partners LP	6,393	169,425
Rose Rock Midstream, L.P.	315	7,514
Spectra Energy Partners, L.P.	596	19,673
Targa Resources Partners L.P.	1,873	79,682
TC PipeLines, LP	190	8,810
Tesoro Logistics LP	502	18,339
Transmontaigne Partners L.P.	393	13,632
Western Gas Partners L.P.	1,156	52,921
Williams Partners L.P.	2,509	156,076

		2,761,262

MLP Affiliate(2) — 15.5%
Enbridge Energy Management, L.L.C.(4)	2,161	72,961
Kinder Morgan Management, LLC(4)	3,900	312,700

		385,661

General Partner MLP(2) — 11.3%
Alliance Holdings GP L.P.	1,706	85,825
Energy Transfer Equity, L.P.	4,425	192,422
NuStar GP Holdings, LLC	74	2,592

		280,839

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description			No. of Shares/Units	Value
Shipping MLP — 9.0%
Capital Product Partners L.P.			2,841	$21,221
Golar LNG Partners LP			92	3,419
Navios Maritime Partners L.P.			1,950	31,258
Teekay LNG Partners L.P.			1,879	73,645
Teekay Offshore Partners L.P.			3,223	94,734

				224,277

Midstream — 7.6%
El Paso Corporation(6)			656	18,232
Kinder Morgan, Inc.			854	30,095
ONEOK, Inc.			421	34,808
Plains All American GP LLC — Unregistered(3)(5)			24	47,538
Targa Resources Corp.			276	12,280
The Williams Companies, Inc.			1,588	47,440

				190,393

Upstream MLP & Income Trust— 4.5%
BreitBurn Energy Partners L.P.			1,597	30,111
Chesapeake Granite Wash Trust			533	14,807
Legacy Reserves L.P.			535	15,437
LRR Energy, L.P.			243	4,912
Memorial Production Partners LP			318	5,908
Mid-Con Energy Partners, LP			338	8,214
SandRidge Permian Trust			1,028	24,930
VOC Energy Trust			344	7,459

				111,778

Coal MLP — 3.1%
Alliance Resource Partner, L.P.			12	883
Penn Virginia Resource Partners, L.P.			3,063	76,382

				77,265

Propane MLP — 2.4%
Inergy, L.P.			3,510	61,290

Other — 0.1%
Clearwater Trust(3)(5)(7)			N/A	3,250

Total Equity Investments (Cost — $2,408,532)				4,096,015

	Interest Rate	Maturity Date	Principal Amount
Debt Investments — 2.8%
Midstream — 1.6%
Crestwood Holdings Partners, LLC	(8)	10/1/16	$5,549	5,660
Crestwood Midstream Partners LP	7.750%	4/1/19	11,750	11,927
Niska Gas Storage Partners LLC	8.875	3/15/18	24,000	23,160

				40,747

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Upstream — 0.7%
BreitBurn Energy Partners L.P.	7.875%	4/15/22	$2,250	$2,368
Eagle Rock Energy Partners, L.P.	8.375	6/1/19	975	1,009
Linn Energy, LLC	6.250	11/1/19	13,500	13,500

				16,877

Coal MLP — 0.3%
Penn Virginia Resource Partners, L.P.	8.250	4/15/18	6,250	6,531

Other — 0.2%
Calumet Specialty Products Partners, L.P.	9.375	5/1/19	4,000	4,190
Calumet Specialty Products Partners, L.P.	9.375	5/1/19	2,000	2,095

				6,285

Total Energy Debt Investments (Cost — $68,794)				70,440

Total Long-Term Investments (Cost — $2,477,326)				4,166,455

			No. of Contracts
Liabilities
Call Option Contracts Written(9)
Midstream
El Paso Pipeline Partners, L.P., call option expiring 4/20/12 @ $37.50 (Premiums Received — $88)			1,000	(50)

Revolving Credit Facility				(76,000)
Senior Unsecured Notes				(775,000)
Mandatory Redeemable Preferred Stock at Liquidation Value				(260,000)
Deferred Tax Liability				(645,606)
Other Liabilities				(200,244)

Total Liabilities				(1,956,900)
Other Assets				283,187

Total Liabilities in Excess of Other Assets				(1,673,713)

Net Assets Applicable to Common Stockholders				$2,492,742

(1)	Unless otherwise noted, equity investments are common units/common shares.
(2)	Includes limited liability companies.
(3)	Fair valued securities, restricted from public sale.
(4)	Distributions are paid-in-kind.
(5)	Kayne Anderson MLP Investment Company (the “Company”) believes that it is an affiliate of the Clearwater Trust, Plains All American Pipeline, L.P. and Plains All American GP LLC.
(6)	Security or a portion thereof is segregated as collateral on option contracts written.
(7)	The Company owns an interest in the Creditors Trust of Miller Bros. Coal, LLC (“Clearwater Trust”) consisting of a coal royalty interest.
(8)	Floating rate first lien senior secured term loan. Security pays interest at a rate of LIBOR + 850 basis points, with a 2% LIBOR floor (10.50% as of February 29, 2012).
(9)	Security is non-income producing.

From time to time, certain of the Company’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At February 29, 2012, the Company held the following restricted investments:

Investment	Security	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000’s)	Cost Basis	Fair Value	Percent of Net Assets	Percent of Total Assets
Level 3 Investments(1)
Buckeye Partners, L.P.	Class B Units	(2)	(3)	865	45,006	$47,087	1.9%	1.0%
Clearwater Trust	Trust Interest	(4)	(5)	1	3,266	3,250	0.1	0.1
Crestwood Midstream Partners LP	Class C Units	4/1/11	(3)	1,134	26,007	29,990	1.2	0.7
Plains All American GP LLC(6)	Common Units	(2)	(5)	24	33,040	47,538	1.9	1.1

Total					$107,319	$127,865	5.1%	2.9%

Level 2 Investments(7)
BreitBurn Energy Partners L.P.	Senior Notes	1/10/12	(3)	$2,250	$2,231	$2,368	0.1%	0.1%
Crestwood Holdings Partners LLC	Bank Loan	9/29/10	(5)	5,549	5,458	5,660	0.2	0.1
Crestwood Midstream Partners LP	Senior Notes	(2)	(3)	11,750	11,739	11,926	0.5	0.3
Linn Energy, LLC	Senior Notes	2/28/12	(3)	13,500	13,499	13,500	0.5	0.3

Total					$32,927	$33,454	1.3%	0.8%

Total of all restricted securities					$140,246	$161,319	6.4%	3.7%

(1)	Securities are valued using inputs reflecting the Company’s own assumptions.
(2)	Securities acquired at various dates throughout the fiscal year ended November 30, 2011.
(3)	Unregistered or restricted security of a publicly tracked company.
(4)	On September 28, 2010, the Bankruptcy Court finalized the plan of reorganization of Clearwater. As part of the plan of reorganization, the Company received an interest in the Clearwater Trust consisting of cash and a coal royalty interest as consideration for its unsecured loan to Clearwater.
(5)	Unregistered security of a private company or trust.
(6)	In determining the fair value for Plains All American GP, LLC (“PAA GP”), the Company’s valuation is based on publicly available information. Robert V. Sinnott, the CEO of Kayne Anderson Capital Advisors, L.P. (“KACALP”), sits on PAA GP’s board of directors. Certain private investment funds managed by KACALP may value its investment in PAA GP based on non-public information, and, as a result, such valuation may be different than the Company’s valuation.
(7)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

At February 29, 2012, the cost basis of investments for federal income tax purposes was $2,313,393. At February 29, 2012, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation of investments	$1,860,389
Gross unrealized depreciation of investments	(7,326)

Net unrealized appreciation	$1,853,063

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, the Company has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets measured at fair value on a recurring basis at February 29, 2012. The Company presents these assets by security type and description on its Schedule of Investments.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$4,096,015	$3,968,150	$—	$127,865
Debt investments	70,440	—	70,440	—

Total assets at fair value	$4,166,455	$3,968,150	$70,440	$127,865

Liabilities at Fair Value
Call option contracts written	$50	$—	$50	$—

The Company did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at February 29, 2012 or at November 30, 2011. For the three months ended February 29, 2012, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 29, 2012.

Equity Investments
Balance — November 30, 2011	$164,129
Purchases	—
Issuances	1,427
Transfers out	(40,711)
Realized gains (losses)	—
Unrealized gains, net	3,020

Balance — February 29, 2012	$127,865

The $3,020 of unrealized gains presented in the table above for the three months ended February 29, 2012 related to investments that are still held at February 29, 2012.

The issuances of $1,427 relate to additional units received from Buckeye Partners, L.P. (Class B Units) and Crestwood Midstream Partners LP (Class C Units). The Company’s investments in the common units of Teekay Offshore Partners L.P., which is noted as a transfer out of Level 3 in the table above, became readily marketable during the three months ended February 29, 2012.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Company.

The following table sets forth the fair value of the Company’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of February 29, 2012
Call options	Call option contracts written	$(50)

The following table set forth the effect of the Company’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	For the Three Months Ended February 29, 2012
		Net Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options	Options	$356	$(55)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on February 7, 2012 with a file number 811-21593.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2: Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrants disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the Act)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrants last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3: Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MLP INVESTMENT COMPANY

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors,
President and Chief Executive Officer
Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors,
President and Chief Executive Officer
Date: April 27, 2012

/S/ TERRY A. HART
Name: Terry A. Hart Title: Chief Financial Officer and Treasurer
Date: April 27, 2012